DWS Government and Agency Securities Portfolio Fees and Expenses - DWS Gov Cash Inst Shares [Member] - DWS Government and Agency Securities Portfolio	Apr. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES  <br/>(expenses that you pay each year as a % of the value of your investment)
Expense Footnotes [Text Block]	The Advisor has contractually agreed through July 31, 2026to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares of the DWS Government & Agency Securities Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.18%. The agreement may only be terminated with the consent of the fund’s Board.
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: